Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
January 31, 2024
SOV-NPRT1-0324
1.9898562.104
Common Stocks - 98.8%
	Shares	Value ($)
Belgium - 0.7%
Azelis Group NV	1,834,543	37,907,133
KBC Group NV	1,033,165	67,528,425
TOTAL BELGIUM		105,435,558
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,343,400	137,314,926
Constellation Software, Inc.	101,670	281,000,771
Constellation Software, Inc. warrants 8/22/28 (a)(b)	105,870	8
Lumine Group, Inc.	311,550	7,267,067
TOTAL CANADA		425,582,772
China - 0.0%
Chervon Holdings Ltd.	984,100	2,000,417
Denmark - 5.5%
Carlsberg A/S Series B	564,800	72,671,375
DSV A/S	1,271,331	227,453,605
Novo Nordisk A/S Series B	4,391,100	501,922,329
TOTAL DENMARK		802,047,309
Finland - 1.1%
Nordea Bank Abp	12,845,800	158,297,376
France - 13.3%
Air Liquide SA	1,201,060	224,758,435
ALTEN	910,701	141,527,179
Antin Infrastructure Partners SA	338,800	6,246,368
Capgemini SA	1,150,662	257,657,431
Edenred SA	1,201,704	71,972,929
EssilorLuxottica SA	1,111,316	218,942,154
L'Oreal SA	397,400	190,177,501
LVMH Moet Hennessy Louis Vuitton SE	424,683	353,361,296
Safran SA	1,453,100	271,306,577
TotalEnergies SE	3,100,679	201,158,324
TOTAL FRANCE		1,937,108,194
Germany - 9.4%
Allianz SE	796,033	212,680,941
Deutsche Borse AG	998,260	198,793,148
Hannover Reuck SE	894,716	214,849,530
Infineon Technologies AG	4,242,300	154,661,176
Merck KGaA	845,020	138,647,170
SAP SE	1,762,400	305,329,704
Siemens Healthineers AG (c)	2,720,900	152,493,118
TOTAL GERMANY		1,377,454,787
India - 1.0%
HCL Technologies Ltd.	1,036,396	19,647,498
HDFC Bank Ltd.	6,866,900	120,708,285
TOTAL INDIA		140,355,783
Indonesia - 0.7%
PT Bank Central Asia Tbk	177,923,300	107,648,303
Ireland - 0.9%
Kingspan Group PLC (Ireland)	1,698,000	138,654,761
Italy - 3.4%
FinecoBank SpA	8,415,485	122,140,674
GVS SpA (a)(c)	844,738	5,386,159
Industrie de Nora SpA	605,200	9,562,060
Recordati SpA	2,934,039	162,662,858
UniCredit SpA	6,627,300	194,127,214
TOTAL ITALY		493,878,965
Japan - 13.5%
Bandai Namco Holdings, Inc.	2,472,500	53,535,922
BayCurrent Consulting, Inc.	1,183,000	27,503,569
Capcom Co. Ltd.	2,064,500	78,737,517
FUJIFILM Holdings Corp.	1,937,000	122,776,610
Hoya Corp.	1,720,607	218,567,306
Misumi Group, Inc.	1,591,861	27,292,292
Mitsubishi Heavy Industries Ltd.	1,444,200	96,333,191
Persol Holdings Co. Ltd.	41,276,030	65,616,986
Relo Group, Inc.	2,982,328	29,935,819
Renesas Electronics Corp. (a)	7,325,200	120,188,855
Shin-Etsu Chemical Co. Ltd.	5,806,500	228,556,572
Sony Group Corp.	2,933,400	287,673,837
Suzuki Motor Corp.	2,888,945	129,767,625
TIS, Inc.	2,225,476	49,498,690
Tokio Marine Holdings, Inc.	10,209,000	269,185,115
Tokyo Electron Ltd.	905,100	167,961,630
TOTAL JAPAN		1,973,131,536
Netherlands - 8.2%
ASM International NV (Netherlands)	278,000	155,084,340
ASML Holding NV (Netherlands)	670,328	581,568,621
IMCD NV	1,069,051	164,055,925
Topicus.Com, Inc. (a)	185,377	14,339,848
Wolters Kluwer NV	1,923,908	283,806,346
TOTAL NETHERLANDS		1,198,855,080
Spain - 1.3%
Amadeus IT Holding SA Class A	1,222,770	85,973,377
CaixaBank SA	22,955,100	97,880,404
TOTAL SPAIN		183,853,781
Sweden - 2.6%
AddTech AB (B Shares)	2,410,119	50,116,969
Atlas Copco AB (A Shares)	10,405,400	166,064,181
Indutrade AB	6,899,975	168,609,845
Kry International AB (a)(b)(d)	4,451	197,747
TOTAL SWEDEN		384,988,742
Switzerland - 5.6%
Alcon, Inc. (Switzerland)	1,560,950	118,371,363
Compagnie Financiere Richemont SA Series A	1,296,060	192,509,737
Julius Baer Group Ltd.	2,037,148	110,905,275
Partners Group Holding AG	128,470	174,628,090
Sika AG	806,601	222,668,651
TOTAL SWITZERLAND		819,083,116
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,865,684	97,423,927
United Kingdom - 15.6%
3i Group PLC	5,546,491	173,632,618
AstraZeneca PLC (United Kingdom)	2,938,500	389,577,052
BAE Systems PLC	12,210,000	182,125,838
Beazley PLC	4,296,051	29,644,679
Compass Group PLC	9,899,987	272,682,989
Diageo PLC	6,710,447	242,366,994
Diploma PLC	1,465,031	60,526,262
Flutter Entertainment PLC (a)	192,202	39,666,612
Halma PLC	3,032,600	84,281,683
Hiscox Ltd.	3,534,572	46,540,583
InterContinental Hotel Group PLC	874,798	82,889,814
London Stock Exchange Group PLC	1,778,600	201,184,678
RELX PLC (London Stock Exchange)	7,548,255	311,547,221
Sage Group PLC	10,340,600	154,372,688
TOTAL UNITED KINGDOM		2,271,039,711
United States of America - 12.4%
CBRE Group, Inc. (a)	1,508,400	130,190,004
CDW Corp.	451,200	102,296,064
Experian PLC	3,521,400	146,569,105
Ferguson PLC	942,200	177,316,435
Fiserv, Inc. (a)	274,100	38,886,567
ICON PLC (a)	455,700	118,878,459
Linde PLC	551,000	223,061,330
Marsh & McLennan Companies, Inc.	1,225,628	237,575,732
Nestle SA (Reg. S)	1,168,961	133,203,816
S&P Global, Inc.	475,651	213,258,126
Schneider Electric SA	921,531	181,034,887
Thermo Fisher Scientific, Inc.	196,500	105,909,570
TOTAL UNITED STATES OF AMERICA		1,808,180,095
TOTAL COMMON STOCKS (Cost $10,771,673,442)		14,425,020,213

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(b)(d) (Cost $11,754,376)	25,711	1,585,184

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $166,732,366)	166,699,026	166,732,366

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $10,950,160,184)	14,593,337,763
NET OTHER ASSETS (LIABILITIES) - 0.1%	11,088,232
NET ASSETS - 100.0%	14,604,425,995

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,879,277 or 1.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,782,931 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095

Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	329,038,521	746,781,990	909,088,145	2,879,528	-	-	166,732,366	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	35,612	35,612	13	-	-	-	0.0%
Total	329,038,521	746,817,602	909,123,757	2,879,541	-	-	166,732,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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